Condensed Consolidated Statements of Comprehensive (Loss) Income (Unaudited) - USD ($) shares in Thousands, $ in Thousands		3 Months Ended
		Mar. 31, 2020	Mar. 31, 2019
Revenues:
Lease rental income		$ 145,478	$ 155,526
Trading container margin		649	2,568
Gain on sale of owned fleet containers, net		5,794	6,767
Operating expenses:
Distribution expense to managed fleet container investors		14,163	24,480
Depreciation expense	[1]	66,834	62,464
Amortization expense		564	602
General and administrative expense		10,138	9,830
Bad debt expense, net		2,045	159
Container lessee default recovery, net	[2]	(12)	(653)
Total operating expenses		106,996	108,462
Income from operations		46,409	58,700
Other (expense) income:
Interest expense		(36,112)	(37,516)
Write-off of unamortized deferred debt issuance costs		(122)
Interest income		400	638
Realized (loss) gain on derivative instruments, net		(1,526)	1,444
Unrealized loss on derivative instruments, net		(14,937)	(5,738)
Other, net		(53)
Net other expense		(52,350)	(41,172)
(Loss) income before income tax and noncontrolling interest		(5,941)	17,528
Income tax benefit (expense)		833	(373)
Net (loss) income		(5,108)	17,155
Less: Net loss (income) attributable to the noncontrolling interest		729	(105)
Net (loss) income attributable to Textainer Group Holdings Limited common shareholders		$ (4,379)	$ 17,050
Net (loss) income attributable to Textainer Group Holdings Limited common shareholders per share:
Basic		$ (0.08)	$ 0.30
Diluted		$ (0.08)	$ 0.30
Weighted average shares outstanding (in thousands):
Basic		56,455	57,475
Diluted		56,455	57,587
Other comprehensive (loss) income, before tax:
Change in derivative instruments designated as cash flow hedges		$ (8,858)
Reclassification of realized gain on derivative instruments designated as cash flow hedges		(62)
Foreign currency translation adjustments		(63)	$ 107
Comprehensive (loss) income, before tax		(14,091)	17,262
Income tax benefit related to items of other comprehensive (loss) income		93
Comprehensive (loss) income, after tax		(13,998)	17,262
Comprehensive loss (income) attributable to the noncontrolling interest		729	(105)
Comprehensive (loss) income attributable to Textainer Group Holdings Limited common shareholders		(13,269)	17,157
Owned Fleet
Revenues:
Lease rental income		130,072	128,973
Operating expenses:
Direct container expense - owned fleet	[2]	13,264	11,580
Managed Fleet
Revenues:
Lease rental income		15,406	26,553
Operating expenses:
Distribution expense to managed fleet container investors		14,163	24,480
Management Fees - Non-Leasing
Revenues:
Revenue		1,484	2,301
Trading Containers
Revenues:
Revenue		9,585	13,300
Cost of trading containers sold		$ (8,936)	$ (10,732)

[1]	Amount to write-down the carrying value of containers held for sale to their estimated fair value less costs to sell for the period ended March 31, 2019 has been reclassified out of the previously reported line item “container impairment” and included within “depreciation expense” to conform with the 2020 presentation.
[2]	Amounts for container write-off and recovery and container recovery costs from lessee default for the period ended March 31, 2019 have been reclassified out of the previously reported line item “container impairment” and “direct container expense – owned fleet”, respectively, and included within “container lessee default recovery, net” to conform with the 2020 presentation.